ACCOUNTS PAYABLE AND OTHER - Schedule of Current and Non-Current Accounts Payables (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Current	$ 32,445	$ 33,414
Non-current	24,810	25,479
Accounts payable and other	$ 57,255	$ 58,893